Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Account receivables of collaborative arrangement- non-current	622,347	1,811,146
Prepayments and other receivables due from YJW and KeKe – non-current	36,004,491	54,508,401
Receivables of supplier rebates-non-current	401,210	—
Prepaid consideration for potential acquisitions	4,031,676	—
Long-term deposits	2,090,405	—
Total	43,150,129	56,319,547